Segmented Information - Disclosure of revenues allocated by geography (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 39,271,839	$ 39,695,890	$ 17,236,773
Property and equipment	2,763,525	2,604,791
United States of America [Member]
Disclosure of operating segments [line items]
Revenue	37,055,314	39,497,713	15,972,137
Property and equipment	2,529,937	2,485,711
Canada [Member]
Disclosure of operating segments [line items]
Revenue	2,216,525	198,177	$ 1,264,636
Property and equipment	$ 233,588	$ 119,080